Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk	The following financial assets and liabilities are subject to foreign currency risk, the currency of the original amounts are displayed in brackets, all the amounts in the table below are displayed in A$ at year-end spot rates:
	Consolidated Entity
	2024	2023
	A$	A$
Cash and cash equivalents (USD)	225,722	15,473,231
Cash and cash equivalents (€EUR)	-	-
Cash and cash equivalents (£GBP)	-	-
Trade and other payables (USD)	(507,820)	(1,611,223)
Trade and other payables (€EUR)	-	-
Trade and other payables (£GBP)	(3,834)	(17,444)
Trade and other payables (JPY)	(2,992)	-
Total exposure	(288,924)	13,844,564

Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities	The Group’s exposure to interest rates and the effective weighted average interest rate for classes of financial assets and liabilities is set out below:
June 30, 2024	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	11,529,456	(4,293)	-	1,113,722	12,638,885	2.463%
Trade and other receivables	-	-	-	4,041,675	4,041,675
Other current assets	-	30,091	-	10,577	40,668	3.515%

Total Financial Assets	11,529,456	25,798	-	5,165,974	16,721,228

Financial Liabilities
Trade and other payables	-	-	-	(4,619,947)	(4,619,947)
Lease liabilities	-	(107,131)	(51,914)	-	(159,045)
Other Current Liabilities				(100,000)	(100,000)

Total Financial Liabilities	-	(107,131)	(51,914)	(4,719,947)	(4,878,992)
June 30, 2023	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	27,457	192,713	-	15,553,613	15,773,783	0.050%
Trade and other receivables	-	-	-	8,665,704	8,665,704
Other current assets	-	29,150	-	-	-	4.4%

Total Financial Assets	27,457	192,713	-	24,219,317	24,439,487

Financial Liabilities
Trade and other payables	-	-	-	(3,517,708)	(3,517,708)
Lease liabilities	-	(107,177)	(103,207)	-	(210,384)

Total Financial Liabilities	-	(107,177)	(103,207)	(3,517,708)	(3,728,092)

Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows	Management monitors rolling forecasts of the Group’s liquidity reserve on the basis of expected cash flows. See Note 1 (Going Concern Basis) of our accompanying financial statements.
	Maturities of Financial Liabilities
2024	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(4,619,947)	-	-	(4,619,947)	(4,619,947)
Lease liabilities	(53,566)	(53,565)	(51,914)	(159,045)	(159,045)
Total	(4,673,513)	(53,565)	(51,914)	(4,778,992)	(4,778,992)
2023	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(3,517,708)	-	-	(3,517,708)	(3,517,708)
Lease liabilities	(53,589)	(53,588)	(103,207)	(210,384)	(210,384)
Total	(3,571,297)	(53,588)	(103,207)	(3,728,092)	(3,728,092)